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                          UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                           FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06044

Morgan Stanley European Equity Fund Inc.
            (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)          (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
            (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: April 30, 2006


Item 1 - Report to Shareholders
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Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley European Equity Fund Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

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Fund Report

For the six months ended April 30, 2006

TOTAL RETURN FOR THE 6 MONTHS ENDED APRIL 30, 2006

                                            MORGAN
                                            STANLEY        LIPPER
                                            CAPITAL       EUROPEAN
                                         INTERNATIONAL     REGION
                                            (MSCI)          FUNDS
CLASS A   CLASS B   CLASS C   CLASS D   EUROPE INDEX(1)   INDEX(2)
-------   -------   -------   -------   ---------------   --------
 21.27%    21.28%    20.74%    21.37%        22.55%        27.61%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

BECAUSE CLASS B SHARES INCURRED LOWER EXPENSES UNDER THE 12B-1 PLAN THAN DID CLASS A SHARES FOR THE FISCAL PERIOD ENDED APRIL 30, 2006, THE TOTAL OPERATING EXPENSE RATIO FOR CLASS B SHARES WAS LOWER AND, AS A RESULT, THE PERFORMANCE OF CLASS B SHARES WAS HIGHER THAN THAT OF THE CLASS A SHARES. THERE CAN BE NO ASSURANCE THAT THIS WILL CONTINUE TO OCCUR IN THE FUTURE AS THE MAXIMUM FEES PAYABLE BY CLASS B SHARES UNDER THE 12B-1 PLAN ARE HIGHER THAN THOSE PAYABLE BY CLASS A SHARES.

MARKET CONDITIONS

The six-month period marked a sustained improvement in Europe's economy. Strong global economic conditions -- especially in the United States, Eastern Europe, and China -- and subdued inflation helped rouse Europe from its previous sluggishness. The European Central Bank (ECB) implemented an interest rate hike (and many observers expect that additional rate increases are forthcoming), which bolstered confidence that European economic growth stands on more solid footing. Investors also viewed with optimism the prospect that the U.S. Federal Open Market Committee (the "Fed") is nearing the end of its federal funds rate increases. In the United Kingdom, continued strengthening in the housing market and signs of increased inflationary pressures dashed hopes that its central bank would begin a policy of monetary easing. Sentiment improved in Germany as its newly elected coalition government turned out to be more effective than initially anticipated. France's economy, however, was more muted.

In this environment, European stock markets produced considerable gains, on an absolute basis. The diversified financials sector, and banks in particular, performed well amid strength in the capital markets and increased corporate activity (including mergers and acquisitions). Cyclical areas of the market -- so called because their performance is tied to movements in the economy -- also advanced with strength, namely the materials, capital goods and the industrials sectors. Improving macroeconomic conditions prompted expectations for an extension of the capital spending cycle, which benefited companies in these sectors. In addition, record high commodity prices have been a boon to the materials sector. Conversely, the telecommunication services sector languished during the six-month period. Unfavorable regulatory action, increased pricing pressure and rising competition continue to exert downward pressure on profits. Also, the pharmaceuticals and biotechnology sector did not fare well, nor did the food, beverage and tobacco sector. During the period, investors demonstrated a preference for the higher volatility segments of the market, making

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these stocks' defensive characteristics appear unattractive.

PERFORMANCE ANALYSIS

Morgan Stanley European Equity Fund underperformed the Morgan Stanley Capital International (MSCI) Europe Index and the Lipper European Region Funds Index for the six months ended April 30, 2006, assuming no deduction of applicable sales charges.

Stock selection across a variety of sectors contributed to the Fund's return relative to the MSCI Europe Index. Select holdings in transportation, media, banks and technology hardware were standouts, as positive company-specific factors led to strong stock price appreciation. In addition, an underweight allocation to the lagging food, beverage and tobacco sector helped the Fund hold its ground relative to the Index.

In contrast, our picks in the pharmaceutical and biotechnology sector hampered relative results. Despite strong stock selection in the telecom sector, a sector overweight turned out to be detrimental to performance. In the materials sector, we have tended to avoid the many overvalued stocks in this group, in keeping with our valuation-conscious approach. As such, the Fund's underweight in materials prevented it from fully enjoying the sector's recent appreciation.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

BP PLC                                  3.9%
Total S.A.                              3.7
Banco Bilbao Vizcaya Argentaria, S.A.   3.6
BNP Paribas S.A.                        3.5
Novartis AG (Registered Shares)         3.0
Vodafone Group PLC                      2.9
Credit Suisse Group                     2.7
GlaxoSmithKline PLC                     2.7
Cadbury Schweppes PLC                   2.7
Morrison (W.M.) Supermarkets PLC        2.5

TOP FIVE COUNTRIES

United Kingdom                          27.1%
France                                  15.3
Germany                                 13.2
Switzerland                             11.4
Netherlands                             10.2

DATA AS OF APRIL 30, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

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INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN EQUITY SECURITIES ISSUED BY ISSUERS LOCATED IN EUROPEAN COUNTRIES. A COMPANY IS CONSIDERED TO BE LOCATED IN EUROPE IF (i) IT IS ORGANIZED UNDER THE LAWS OF A EUROPEAN COUNTRY AND HAS A PRINCIPAL OFFICE IN A EUROPEAN COUNTRY; (ii) IT DERIVES AT LEAST 50 PERCENT OF ITS TOTAL REVENUES FROM BUSINESSES IN EUROPE; OR
(iii) ITS EQUITY SECURITIES ARE TRADED PRINCIPALLY ON A STOCK EXCHANGE IN EUROPE. THE PRINCIPAL COUNTRIES IN WHICH THE FUND INVESTS ARE FRANCE, THE UNITED KINGDOM, GERMANY, THE NETHERLANDS, SPAIN, SWEDEN, SWITZERLAND AND ITALY. THE FUND MAY ALSO INVEST IN EMERGING MARKET COUNTRIES.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

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Performance Summary

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED APRIL 30, 2006

                   CLASS A SHARES*   CLASS B SHARES**    CLASS C SHARES+   CLASS D SHARES++
                  (SINCE 07/28/97)   (SINCE 06/01/90)   (SINCE 07/28/97)   (SINCE 07/28/97)
SYMBOL                  EUGAX             EUGBX               EUGCX              EUGDX
---------------   ----------------   ----------------   ----------------   ----------------
1 YEAR                 28.68%(3)          28.80%(3)         27.73%(3)          28.94%(3)
                       21.93(4)           23.80(4)          26.73(4)              --
5 YEARS                 5.86(3)            5.58(3)           5.06(3)            6.10(3)
                        4.72(4)            5.26(4)           5.06(4)              --
10 YEARS                  --               9.05(3)             --                 --
                          --               9.05(4)             --                 --
SINCE INCEPTION         7.46(3)            9.99(3)           6.65(3)            7.83(3)
                        6.80(4)            9.99(4)           6.65(4)              --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, IRELAND, ITALY, THE NETHERLANDS, NORWAY, PORTUGAL, SPAIN, SWEDEN, SWITZERLAND, AND THE UNITED KINGDOM. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER EUROPEAN REGION FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER EUROPEAN REGION FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

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Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/05 - 04/30/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING        ENDING        EXPENSES PAID
                                                  ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                  -------------   -------------   ---------------
                                                                                     11/01/05 -
                                                     11/01/05        04/30/06         04/30/06
                                                  -------------   -------------   ---------------
CLASS A
Actual (21.27% return)                              $1,000.00       $1,212.70          $8.06
Hypothetical (5% annual return before expenses)     $1,000.00       $1,017.50          $7.35

CLASS B
Actual (21.28% return)                              $1,000.00       $1,212.80          $7.52
Hypothetical (5% annual return before expenses)     $1,000.00       $1,018.00          $6.85

CLASS C
Actual (20.74% return)                              $1,000.00       $1,207.40          $12.21
Hypothetical (5% annual return before expenses)     $1,000.00       $1,013.74          $11.13

CLASS D
Actual (21.37% return)                              $1,000.00       $1,213.70          $6.75
Hypothetical (5% annual return before expenses)     $1,000.00       $1,018.70          $6.16

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.47%, 1.37%, 2.23% AND 1.23% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

     BECAUSE CLASS B SHARES INCURRED LOWER EXPENSES UNDER THE 12b-1 PLAN THAN DID CLASS A SHARES FOR THE SIX MONTHS ENDED APRIL 30, 2006, THE TOTAL OPERATING EXPENSE RATIO FOR CLASS B SHARES WAS LOWER AND, AS A RESULT, THE PERFORMANCE OF CLASS B SHARES WAS HIGHER THAN THAT OF THE CLASS A SHARES. THERE CAN BE NO ASSURANCE THAT THIS WILL CONTINUE TO OCCUR IN THE FUTURE AS THE MAXIMUM FEES PAYABLE BY CLASS B SHARES UNDER THE 12b-1 PLAN ARE HIGHER THAN THOSE PAYABLE BY CLASS A SHARES.

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Investment Advisory Agreement Approval

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser, Sub-Adviser and Administrator are referred to, collectively, as the "Adviser" and the Investment Advisory, Sub-Advisory and Administration Agreements are referred to, collectively, as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund's investment strategy or investment personnel. The Board concluded that the Fund can reasonably be expected to be competitive with its performance peer group based on recent action taken or proposed to be taken by the Adviser with respect to the Fund's investment strategy and/or investment personnel.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs, but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley European Equity Fund Inc.
PORTFOLIO OF INVESTMENTS - APRIL 30, 2006 (UNAUDITED)

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
            Common Stocks (97.4%)
            Austria (1.3%)
            MAJOR BANKS
   30,437   Erste Bank der Oesterreichischen AG*                     $ 1,825,888
  107,704   Erste Bank der Oesterreichischen Sparkassen AG             6,535,797
                                                                     -----------
            Total Austria                                              8,361,685
                                                                     -----------
            Finland (2.4%)
            TELECOMMUNICATION EQUIPMENT
  702,121   Nokia Oyj                                                 15,988,615
                                                                     -----------
            France (15.3%)
            ELECTRICAL PRODUCTS
   59,762   Schneider Electric S.A.                                    6,766,768
                                                                     -----------
            GAS DISTRIBUTORS
   40,083   Gaz de France (GDF)                                        1,440,197
                                                                     -----------
            INTEGRATED OIL
   87,198   Total S.A.                                                24,113,972
                                                                     -----------
            MAJOR BANKS
  244,554   BNP Paribas S.A.                                          23,108,846
                                                                     -----------
            MAJOR TELECOMMUNICATIONS
  421,547   France Telecom S.A.                                        9,844,057
                                                                     -----------
            MOTOR VEHICLES
   31,224   Renault S.A.                                               3,624,082
                                                                     -----------
            MULTI-LINE INSURANCE
  307,952   Axa                                                       11,301,821
                                                                     -----------
            PHARMACEUTICALS: MAJOR
   87,588   Sanofi-Aventis                                             8,259,951
                                                                     -----------
            REGIONAL BANKS
  283,629   Credit Agricole S.A.                                      11,428,973
                                                                     -----------
            Total France                                              99,888,667
                                                                     -----------
            Germany (13.2%)
            INDUSTRIAL CONGLOMERATES
   90,968   Siemens AG (Registered Shares)                             8,607,392
                                                                     -----------
            MAJOR BANKS
  271,044   Commerzbank AG                                           $11,233,028
  120,092   Deutsche Bank AG (Registered Shares)                      14,744,765
                                                                     -----------
                                                                      25,977,793
                                                                     -----------
            MAJOR TELECOMMUNICATIONS
  333,876   Deutsche Telekom AG (Registered Shares)                    6,031,841
                                                                     -----------
            MEDICAL/NURSING SERVICES
   68,729   Fresenius Medical Care AG & Co. KGaA                       8,246,846
                                                                     -----------
            MOTOR VEHICLES
  176,162   Bayerische Motoren
            Werke (BMW) AG                                             9,581,024
                                                                     -----------
            MULTI-LINE INSURANCE
   92,144   Allianz AG (Registered Shares)                            15,426,225
   32,702   Muenchener Rueckver AG (Registered Shares)                 4,633,969
                                                                     -----------
                                                                      20,060,194
                                                                     -----------
            PACKAGED SOFTWARE
   34,775   SAP AG                                                     7,598,655
                                                                     -----------
            Total Germany                                             86,103,745
                                                                     -----------
            Greece (2.5%)
            MAJOR BANKS
  212,532   National Bank of Greece S.A.                              10,553,611
                                                                     -----------
            REGIONAL BANKS
  149,450   EFG Eurobank Ergasias                                      5,954,286
                                                                     -----------
            Total Greece                                              16,507,897
                                                                     -----------
            Italy (3.2%)
            INTEGRATED OIL
  449,937   ENI SpA                                                   13,736,901
                                                                     -----------
            MAJOR BANKS
1,247,049   Banca Monte dei Paschi di Siena SpA                        7,386,536
                                                                     -----------
            Total Italy                                               21,123,437
                                                                     -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
            Netherlands (10.2%)
            AIR FREIGHT/COURIERS
  308,315   TNT NV                                                   $11,101,210
                                                                     -----------
            ELECTRONIC PRODUCTION EQUIPMENT
  406,574   ASML Holding NV*                                           8,617,287
                                                                     -----------
            FINANCIAL CONGLOMERATES
  167,509   ING Groep NV (Share Certificates)                          6,817,485
                                                                     -----------
            INTEGRATED OIL
  367,109   Royal Dutch Shell PLC (Class A)                           12,588,273
                                                                     -----------
            MAJOR TELECOMMUNICATIONS
  568,401   Koninklijke (Royal) KPN NV                                 6,676,152
                                                                     -----------
            PUBLISHING: BOOKS/MAGAZINES
  191,886   VNU NV                                                     6,587,089
  541,452   Wolters Kluwer NV (Share Certificates)                    14,105,929
                                                                     -----------
                                                                      20,693,018
                                                                     -----------
            Total Netherlands                                         66,493,425
                                                                     -----------
            Norway (0.9%)
            PULP & PAPER
  381,691   Norske Skogindustrier ASA                                  5,876,642
                                                                     -----------
            Spain (5.2%)
            MAJOR BANKS
1,071,352   Banco Bilbao Vizcaya Argentaria, S.A.                     23,666,826
                                                                     -----------
            MAJOR TELECOMMUNICATIONS
  379,499   Telefonica S.A.                                            6,080,454
                                                                     -----------
            TOBACCO
   95,086   Altadis, S.A.                                              4,512,914
                                                                     -----------
            Total Spain                                               34,260,194
                                                                     -----------
            Sweden (4.7%)
            INDUSTRIAL MACHINERY
  261,921   Atlas Copco AB (A Shares)                                  7,735,463
  206,750   Sandvik AB                                                13,447,383
                                                                     -----------
                                                                      21,182,846
                                                                     -----------
            MAJOR BANKS
  341,065   ForeningsSparbanken AB                                   $ 9,378,188
                                                                     -----------
            Total Sweden                                              30,561,034
                                                                     -----------
            Switzerland (11.4%)
            CHEMICALS: SPECIALTY
   96,273   Ciba Specialty Chemicals AG (Registered Shares)            5,904,082
                                                                     -----------
            FINANCIAL CONGLOMERATES
   68,932   UBS AG (Registered Shares)                                 8,165,851
                                                                     -----------
            INVESTMENT BANKS/BROKERS
   99,562   EFG International*                                         2,968,647
                                                                     -----------
            MAJOR BANKS
  282,939   Credit Suisse Group (Registered Shares)                   17,762,066
                                                                     -----------
            MEDICAL SPECIALTIES
   21,732   Nobel Biocare
            Holding AG Bearer                                          5,367,764
                                                                     -----------
            PHARMACEUTICALS: MAJOR
  345,283   Novartis AG (Registered Shares)                           19,797,635
   93,405   Roche Holding AG                                          14,354,367
                                                                     -----------
                                                                      34,152,002
                                                                     -----------
            Total Switzerland                                         74,320,412
                                                                     -----------
            United Kingdom (27.1%)
            APPAREL/FOOTWEAR
  387,349   Burberry Group PLC                                         3,329,985
                                                                     -----------
            ELECTRIC UTILITIES
2,219,123   International Power PLC                                   12,047,343
                                                                     -----------
            FOOD RETAIL
4,748,445   Morrison (W.M.) Supermarkets PLC                          16,125,227
1,528,156   Tesco PLC                                                  8,902,186
                                                                     -----------
                                                                      25,027,413
                                                                     -----------
            FOOD: SPECIALTY/CANDY
1,755,459   Cadbury Schweppes PLC                                     17,411,962
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Equity Fund Inc.
PORTFOLIO OF INVESTMENTS - APRIL 30, 2006 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
            HOTELS/RESORTS/CRUISELINES
   53,387   Carnival PLC                                            $  2,645,715
                                                                    ------------
            HOUSEHOLD/PERSONAL CARE
  236,684   Reckitt Benckiser PLC                                      8,626,603
                                                                    ------------
            INTEGRATED OIL
  304,941   BG Group PLC                                               4,097,712
2,067,066   BP PLC                                                    25,496,483
                                                                    ------------
                                                                      29,594,195
                                                                    ------------
            MAJOR BANKS
   78,014   Royal Bank of Scotland Group PLC                           2,547,571
                                                                    ------------
            MEDICAL SPECIALTIES
  348,898   Smith & Nephew PLC                                         2,884,921
                                                                    ------------
            MULTI-LINE INSURANCE
  464,931   Aviva PLC                                                  6,790,147
                                                                    ------------
            OTHER METALS/MINERALS
  213,268   Anglo American PLC                                         9,079,684
  180,555   Rio Tinto PLC                                              9,928,851
                                                                    ------------
                                                                      19,008,535
                                                                    ------------
            PHARMACEUTICALS: MAJOR
  106,470   AstraZeneca PLC                                            5,882,040
  616,789   GlaxoSmithKline PLC                                       17,498,642
                                                                    ------------
                                                                      23,380,682
                                                                    ------------
            SEMICONDUCTORS
1,784,186   ARM Holdings PLC                                           4,424,225
                                                                    ------------
            WIRELESS TELECOMMUNICATIONS
8,077,289   Vodafone Group PLC                                        19,071,881
                                                                    ------------
            Total United Kingdom                                     176,791,178
                                                                    ------------
            Total Common Stocks (COST $431,702,231)                  636,276,931
                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                               VALUE
--------------------------------------------------------------------------------
            Short-Term Investment(1.5%)
            Repurchase Agreement
   $9,975   Joint repurchase agreement account 4.78% due 05/01/06
            (dated 04/28/06; proceeds $9,978,973) (a)
            (COST $9,975,000)                                       $  9,975,000
                                                                    ------------
Total Investments (COST $441,677,231)(b)                    98.9%    646,251,931
Other Assets in Excess of Liabilities                        1.1       6,785,088
                                                           -----    ------------
Net Assets                                                 100.0%   $653,037,019
                                                           =====    ============

----------
*    NON-INCOME PRODUCING SECURITY.

(a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.

(b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $205,355,313 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $780,613, RESULTING IN NET UNREALIZED APPRECIATION OF $204,574,700.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Equity Fund Inc.

SUMMARY OF INVESTMENTS - APRIL 30, 2006 (UNAUDITED)

                                                                     PERCENT OF
INDUSTRY                                                  VALUE      NET ASSETS
-------------------------------------------------------------------------------
Major Banks                                           $128,743,122      19.7%
Integrated Oil                                          80,033,341      12.3
Pharmaceuticals: Major                                  65,792,635      10.1
Multi-Line Insurance                                    38,152,162       5.8
Major Telecommunications                                28,632,504       4.4
Food Retail                                             25,027,413       3.8
Industrial Machinery                                    21,182,846       3.2
Publishing: Books/Magazines                             20,693,018       3.2
Wireless Telecommunications                             19,071,881       2.9
Other Metals/Minerals                                   19,008,535       2.9
Food: Specialty/Candy                                   17,411,962       2.7
Regional Banks                                          17,383,259       2.7
Telecommunication Equipment                             15,988,615       2.4
Financial Conglomerates                                 14,983,336       2.3
Motor Vehicles                                          13,205,106       2.0
Electric Utilities                                      12,047,343       1.8
Air Freight/Couriers                                    11,101,210       1.7
Repurchase Agreement                                     9,975,000       1.5
Household/Personal Care                                  8,626,603       1.3
Electronic Production Equipment                          8,617,287       1.3
Industrial Conglomerates                                 8,607,392       1.3
Medical Specialties                                      8,252,685       1.3
Medical/Nursing Services                                 8,246,846       1.3
Packaged Software                                        7,598,655       1.2
Electrical Products                                      6,766,768       1.0
Chemicals: Specialty                                     5,904,082       0.9
Pulp & Paper                                             5,876,642       0.9
Tobacco                                                  4,512,914       0.7
Semiconductors                                           4,424,225       0.7
Apparel/Footwear                                         3,329,985       0.5
Investment Banks/Brokers                                 2,968,647       0.5
Hotels/Resorts/Cruiselines                               2,645,715       0.4
Gas Distributors                                         1,440,197       0.2
                                                      ------------      ----
                                                      $646,251,931*     98.9%
                                                      ============      ====

----------
* DOES NOT INCLUDE OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH NET UNREALIZED DEPRECIATION OF $387,619.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2006:

                                                 UNREALIZED
   CONTRACTS      IN EXCHANGE      DELIVERY     APPRECIATION
  TO DELIVER          FOR            DATE      (DEPRECIATION)
-------------------------------------------------------------
EUR    124,945   $      155,407   05/02/2006     $  (2,224)
CHF  8,200,000   EUR  5,268,907   05/08/2006        36,246
EUR  2,600,000   DKK 19,411,080   05/08/2006         1,428
EUR  5,200,000   NOK 41,848,040   05/08/2006       222,159
EUR 31,000,000   GBP 21,163,328   05/08/2006      (544,760)
EUR  2,636,088   GBP  1,800,000   05/08/2006       (45,641)
SEK 24,825,000   GBP  1,828,931   05/08/2006       (38,746)
NOK 20,337,786   GBP  1,800,000   05/08/2006       (16,081)
                                                 ---------
   Net Unrealized Depreciation                   $(387,619)
                                                 =========

CURRENCY ABBREVIATIONS:
-----------------------
GBP   BRITISH POUND.
DKK   DANISH KRONE.
EUR   EURO.
NOK   NORWEGIAN KRONE.
SEK   SWEDISH KRONA.
CHF   SWISS FRANC.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Equity Fund Inc.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
APRIL 30, 2006 (UNAUDITED)

Assets:
Investments in securities, at value (cost $441,677,231)           $ 646,251,931
Unrealized appreciation on open forward foreign currency
   contracts                                                          2,634,441
Cash                                                                     51,237
Receivable for:
   Investments sold                                                   5,504,770
   Dividends                                                          2,432,156
   Foreign withholding taxes reclaimed                                  656,941
   Capital stock sold                                                   104,522
   Interest                                                               3,973
Prepaid expenses and other assets                                        13,471
Receivable from affiliate                                               125,526
                                                                  -------------
   Total Assets                                                     657,778,968
                                                                  -------------
Liabilities:
Unrealized depreciation on open forward foreign currency
   contracts                                                          3,022,060
Payable for:
   Capital stock redeemed                                               761,814
   Investment advisory fee                                              451,340
   Distribution fee                                                     250,012
   Administration fee                                                    42,029
   Transfer agent fee                                                    27,459
Accrued expenses and other payables                                     187,235
                                                                  -------------
   Total Liabilities                                                  4,741,949
                                                                  -------------
   Net Assets                                                     $ 653,037,019
                                                                  =============
Composition of Net Assets:
Paid-in-capital                                                   $ 555,173,318
Net unrealized appreciation                                         204,314,082
Accumulated undistributed net investment income                       2,069,668
Accumulated net realized loss                                      (108,520,049)
                                                                  -------------
   Net Assets                                                     $ 653,037,019
                                                                  =============
Class A Shares:
Net Assets                                                        $ 455,617,619
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)          22,428,556
   Net Asset Value Per Share                                      $       20.31
                                                                  =============
   Maximum Offering Price Per Share,
   (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                $       21.44
                                                                  =============
Class B Shares:
Net Assets                                                        $ 177,924,648
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)           9,050,071
   Net Asset Value Per Share                                      $       19.66
                                                                  =============
Class C Shares:
Net Assets                                                        $  14,325,527
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)             733,207
   Net Asset Value Per Share                                      $       19.54
                                                                  =============
Class D Shares:
Net Assets                                                        $   5,169,225
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)             246,869
   Net Asset Value Per Share                                      $       20.94
                                                                  =============

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations
FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

Net Investment Income:
Income
Dividends (net of $655,823 foreign withholding tax)                $  6,541,107
Interest                                                                107,966
                                                                   ------------
   Total Income                                                       6,649,073
                                                                   ------------
Expenses
Investment advisory fee                                               2,684,471
Transfer agent fees and expenses                                        563,213
Distribution fee (Class A shares)                                       509,114
Distribution fee (Class B shares)                                       127,375
Distribution fee (Class C shares)                                        68,650
Administration fee                                                      249,805
Custodian fees                                                          135,357
Shareholder reports and notices                                         105,077
Professional fees                                                        45,541
Registration fees                                                        29,573
Directors' fees and expenses                                              7,516
Other                                                                    33,011
                                                                   ------------
   Total Expenses                                                     4,558,703
Less: expense offset                                                       (992)
                                                                   ------------
   Net Expenses                                                       4,557,711
                                                                   ------------
   Net Investment Income                                              2,091,362
                                                                   ------------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments                                                          36,652,240
Foreign exchange transactions                                           445,616
                                                                   ------------
   Net Realized Gain                                                 37,097,856
                                                                   ------------
Net Change in Unrealized Appreciation/Depreciation on:
Investments                                                          82,408,787
Translation of forward foreign currency contracts, other assets
   and liabilities denominated in foreign currencies                   (236,880)
                                                                   ------------
   Net Appreciation                                                  82,171,907
                                                                   ------------
   Net Gain                                                         119,269,763
                                                                   ------------
Net Increase                                                       $121,361,125
                                                                   ============

                        SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

                                                          FOR THE SIX      FOR THE YEAR
                                                         MONTHS ENDED          ENDED
                                                        APRIL 30, 2006   OCTOBER 31, 2005
                                                        --------------   ----------------
                                                         (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                    $  2,091,362     $   8,485,412
Net realized gain                                          37,097,856        99,824,731
Net change in unrealized appreciation/depreciation         82,171,907       (12,111,936)
                                                         ------------     -------------
   Net Increase                                           121,361,125        96,198,207
                                                         ------------     -------------
Dividends to Shareholders from Net Investment Income:
Class A shares                                             (6,193,173)         (104,311)
Class B shares                                             (2,623,483)       (6,500,714)
Class C shares                                                (71,962)               --
Class D shares                                                (76,421)          (63,363)
                                                         ------------     -------------
   Total Dividends                                         (8,965,039)       (6,668,388)
                                                         ------------     -------------
Net decrease from capital stock transactions              (73,647,053)     (201,412,654)
                                                         ------------     -------------
   Net Increase (Decrease)                                 38,749,033      (111,882,835)
Net Assets:
Beginning of period                                       614,287,986       726,170,821
                                                         ------------     -------------
End of Period
(INCLUDING ACCUMULATED UNDISTRIBUTED NET
   INVESTMENT INCOME OF $2,069,668 AND $8,943,345,
   RESPECTIVELY)                                         $653,037,019     $ 614,287,986
                                                         ============     =============

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Equity Fund Inc.
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley European Equity Fund Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser and Sub-Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined as of the close of each business day: 0.87% to the portion of the daily net assets not exceeding $500 million; 0.82% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.745% to the portion of the daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $1,301,899 for the six months ended April 30, 2006.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of April 30, 2006. For the six months ended April 30, 2006, the distribution fee was accrued for Class B at the annual rate of 0.14%. At April 30, 2006, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents payments by the Distributor due to the Fund.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $109,665 and $615, respectively and received $20,511 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2006 aggregated $105,286,357 and $200,555,812, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2006 included in Directors' fees and expenses in the Statement of Operations amounted to $3,466. At April 30, 2006, the Fund had an accrued pension liability of $62,351 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Purpose of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 2006, investments in securities of issuers in the United Kingdom and France represented 27.1% and 15.3%, respectively of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

6. Capital Stock

Transactions in capital stock were as follows:

                                            FOR THE SIX                  FOR THE YEAR
                                            MONTHS ENDED                    ENDED
                                           APRIL 30, 2006              OCTOBER 31, 2005
                                     -------------------------   ---------------------------
                                            (UNAUDITED)
                                       SHARES        AMOUNT         SHARES         AMOUNT
                                     ----------   ------------   -----------   -------------
CLASS A SHARES
Sold                                    111,336   $  2,077,964       192,824   $   3,178,345
Conversion from Class B               1,056,829     20,176,288    26,755,559     437,439,478
Reinvestment of dividends               314,610      5,556,012         5,562          91,380
Redeemed                             (3,001,517)   (55,477,544)   (4,024,683)    (66,671,564)
                                     ----------   ------------   -----------   -------------
Net increase (decrease) -- Class A   (1,518,742)   (27,667,280)   22,929,262     374,037,639
                                     ----------   ------------   -----------   -------------
CLASS B SHARES
Sold                                    217,900      3,970,309       592,949       9,365,922
Conversion to Class A                (1,092,225)   (20,176,288)  (27,720,983)   (437,439,478)
Reinvestment of dividends               136,657      2,335,472       369,059       5,853,268
Redeemed                             (1,630,145)   (29,089,451)   (9,205,052)   (145,579,207)
                                     ----------   ------------   -----------   -------------
Net decrease -- Class B              (2,367,813)   (42,959,958)  (35,964,027)   (567,799,495)
                                     ----------   ------------   -----------   -------------
CLASS C SHARES
Sold                                     28,201        510,158        52,225         814,864
Reinvestment of dividends                 4,053         69,024            --              --
Redeemed                               (151,665)    (2,665,996)     (378,947)     (5,980,841)
                                     ----------   ------------   -----------   -------------
Net decrease -- Class C                (119,411)    (2,086,814)     (326,722)     (5,165,977)
                                     ----------   ------------   -----------   -------------
CLASS D SHARES
Sold                                     34,032        674,138        66,401       1,133,714
Reinvestment of dividends                 4,058         73,825         3,455          58,396
Redeemed                                (89,236)    (1,680,964)     (218,157)     (3,676,931)
                                     ----------   ------------   -----------   -------------
Net decrease -- Class D                 (51,146)      (933,001)     (148,301)     (2,484,821)
                                     ----------   ------------   -----------   -------------
Net decrease in Fund                 (4,057,112)  $(73,647,053)  (13,509,788)  $(201,412,654)
                                     ==========   ============   ===========   =============

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2005, the Fund had a net capital loss carryforward of $142,335,616 of which $88,000,677 will expire on October 31, 2010 and
$54,334,939 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, mark-to-market of open forward foreign currency exchange contracts and foreign tax credit pass-through.

8. Expense Offset

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

9. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied plaintiff's motion to supplement their complaint. This matter is now concluded.

Morgan Stanley European Equity Fund Inc.

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                    FOR THE SIX              FOR THE YEAR ENDED OCTOBER 31,
                                                   MONTHS ENDED    -------------------------------------------------
                                                  APRIL 30, 2006     2005       2004      2003      2002       2001
                                                  --------------   --------   -------   -------   -------    -------
                                                    (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period               $  17.01        $  14.99   $ 13.30   $ 11.51   $ 13.35    $ 20.17
                                                   --------        --------   -------   -------   -------    -------
Income (loss) from  investment operations:
   Net investment income++                             0.06            0.19      0.11      0.12      0.06       0.07
   Net realized and unrealized  gain (loss)            3.51            1.94      1.68      1.67     (1.67)     (3.71)
                                                   --------        --------   -------   -------   -------    -------
Total income (loss) from  investment operations        3.57            2.13      1.79      1.79     (1.61)     (3.64)
                                                   --------        --------   -------   -------   -------    -------
Less dividends and distributions from:
   Net investment income                              (0.27)          (0.11)    (0.10)       --     (0.23)        --
   Net realized gain                                     --              --        --        --        --      (3.18)
                                                   --------        --------   -------   -------   -------    -------
Total dividends and distributions                     (0.27)          (0.11)    (0.10)       --     (0.23)     (3.18)
                                                   --------        --------   -------   -------   -------    -------
Net asset value, end of period                     $  20.31        $  17.01   $ 14.99   $ 13.30   $ 11.51    $ 13.35
                                                   ========        ========   =======   =======   =======    =======
Total Return+                                         21.27%(1)       14.25%    13.51%    15.55%   (12.41)%   (21.07)%
Ratios to Average Net Assets(3):
Expenses                                               1.47%(2)        1.47%     1.43%     1.45%     1.38%      1.27%
Net investment income                                  0.66%(2)        1.16%     0.79%     0.79%     0.41%      0.43%
Supplemental Data:
Net assets, end of period, in thousands            $455,618        $407,446   $15,265   $16,612   $18,294    $22,604
Portfolio turnover rate                                  17%(1)          64%       89%       89%       51%        86%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    FOR THE SIX               FOR THE YEAR ENDED OCTOBER 31,
                                                   MONTHS ENDED    ---------------------------------------------------
                                                  APRIL 30, 2006    2005     2004        2003         2002       2001
                                                  --------------   ------   ------      ------      -------    -------
                                                    (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period                $16.44         $14.50   $12.79      $11.12      $ 12.88    $ 19.70
                                                    ------         ------   ------      ------      -------    -------
Income (loss) from for investment operations:
Net investment income (loss)++                        0.06           0.21     0.13        0.03        (0.05)     (0.06)
Net realized and unrealized gain (loss)               3.40           1.87     1.62        1.64        (1.62)     (3.58)
                                                    ------         ------   ------      ------      -------    -------
Total income (loss) from investment operations        3.46           2.08     1.75        1.67        (1.67)     (3.64)
                                                    ------         ------   ------      ------      -------    -------
Less dividends and distributions from:
Net investment income                                (0.24)         (0.14)   (0.04)         --        (0.09)        --
Net realized gain                                       --             --       --          --           --      (3.18)
                                                    ------         ------   ------      ------      -------    -------
Total dividends and distributions                    (0.24)         (0.14)   (0.04)         --        (0.09)     (3.18)
                                                    ------         ------   ------      ------      -------    -------
Net asset value, end of period                      $19.66         $16.44   $14.50      $12.79      $ 11.12    $ 12.88
                                                    ======         ======   ======      ======      =======    =======
Total Return+                                        21.28%(1)      14.40%   13.73%      15.02%      (13.11)%   (21.68)%
Ratios to Average Net Assets(3):
Expenses                                              1.37%(2)       1.34%    1.26%(4)    1.94%(4)     2.15%      2.10%
Net investment income (loss)                          0.76%(2)       1.29%    0.96%(4)    0.30%(4)    (0.36)%    (0.40)%
Supplemental Data:
Net assets, end of period, in millions              $  178         $  188   $  687      $  778      $   870    $ 1,335
Portfolio turnover rate                                 17%(1)         64%      89%         89%          51%        86%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

(4) IF THE DISTRIBUTOR HAD NOT REBATED A PORTION OF ITS FEES TO THE FUND, THE EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                   EXPENSE   NET INVESTMENT
PERIOD ENDED        RATIO     INCOME RATIO
----------------   -------   --------------
OCTOBER 31, 2004    1.82%        0.40%
OCTOBER 31, 2003    2.20         0.04

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    FOR THE SIX             FOR THE YEAR ENDED OCTOBER 31,
                                                   MONTHS ENDED    ------------------------------------------------
                                                  APRIL 30, 2006     2005      2004      2003      2002       2001
                                                  --------------   -------   -------   -------   -------    -------
                                                    (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period               $ 16.27         $ 14.35   $ 12.74   $ 11.11   $ 12.85    $ 19.67
                                                   -------         -------   -------   -------   -------    -------
Income (loss) from investment operations:
   Net investment income (loss)++                    (0.01)           0.07      0.00      0.00     (0.04)     (0.06)
   Net realized and unrealized gain (loss)            3.37            1.85      1.62      1.63     (1.61)     (3.58)
                                                   -------         -------   -------   -------   -------    -------
Total income (loss) from  investment operations       3.36            1.92      1.62      1.63     (1.65)     (3.64)
                                                   -------         -------   -------   -------   -------    -------
Less dividends and distributions from:
   Net investment income                             (0.09)             --     (0.01)       --     (0.09)        --
   Net realized gain                                    --              --        --        --        --      (3.18)
                                                   -------         -------   -------   -------   -------    -------
Total dividends and distributions                    (0.09)             --     (0.01)       --     (0.09)     (3.18)
                                                   -------         -------   -------   -------   -------    -------
Net asset value, end of period                     $ 19.54         $ 16.27   $ 14.35   $ 12.74   $ 11.11    $ 12.85
                                                   =======         =======   =======   =======   =======    =======
Total Return+                                        20.74%(1)       13.38%    12.72%    14.67%   (12.98)%   (21.76)%
Ratios to Average Net Assets(3):
Expenses                                              2.23%(2)        2.21%     2.19%     2.20%     2.08%      2.10%
Net investment income (loss)                         (0.10)%(2)       0.42%     0.03%     0.04%    (0.29)%    (0.40)%
Supplemental Data:
Net assets, end of period, in thousands            $14,326         $13,870   $16,922   $18,581   $20,881    $29,075
Portfolio turnover rate                                 17%(1)          64%       89%       89%       51%        86%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    FOR THE SIX            FOR THE YEAR ENDED OCTOBER 31,
                                                   MONTHS ENDED    ----------------------------------------------
                                                  APRIL 30, 2006    2005     2004      2003      2002       2001
                                                  --------------   ------   ------   -------   -------    -------
                                                    (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period                 $17.53        $15.45   $13.70   $ 11.83   $ 13.73    $ 20.61
                                                     ------        ------   ------   -------   -------    -------
Income (loss) from investment operations:
   Net investment income++                             0.09          0.24     0.20      0.13      0.09       0.10
   Net realized and unrealized gain (loss)             3.61          1.99     1.69      1.74     (1.72)     (3.80)
                                                     ------        ------   ------   -------   -------    -------
Total income (loss) from  investment operations        3.70          2.23     1.89      1.87     (1.63)     (3.70)
                                                     ------        ------   ------   -------   -------    -------
Less dividends and distributions from:
Net investment income                                 (0.29)        (0.15)   (0.14)       --     (0.27)        --
Net realized gain                                        --            --       --        --        --      (3.18)
                                                     ------        ------   ------   -------   -------    -------
Total dividends and distributions                     (0.29)        (0.15)   (0.14)       --     (0.27)     (3.18)
                                                     ------        ------   ------   -------   -------    -------
Net asset value, end of period                       $20.94        $17.53   $15.45   $ 13.70   $ 11.83    $ 13.73
                                                     ======        ======   ======   =======   =======    =======
Total Return+                                         21.37%(1)     14.50%   13.86%    15.81%   (12.20)%   (20.95)%
Ratios to Average Net Assets(3):
Expenses                                               1.23%(2)      1.22%    1.19%     1.20%     1.15%      1.10%
Net investment income                                  0.90%(2)      1.41%    1.03%     1.04%     0.64%      0.60%
Supplemental Data:
Net assets, end of period, in thousands              $5,169        $5,225   $6,896   $42,454   $39,716    $49,539
Portfolio turnover rate                                  17%(1)        64%      89%       89%       51%        86%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISER
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD

(C) 2006 Morgan Stanley

[Morgan Stanley LOGO]

                              MORGAN STANLEY FUNDS

                                                                  Morgan Stanley
                                                            European Equity Fund

                                                               Semiannual Report
                                                                  April 30, 2006

EUGRPT-37908RPT-RA06-00491P-YO4/06
[Morgan Stanley LOGO]

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 20, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 20, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 30, 2006